Stock-Based Compensation - Schedule of Share Options Outstanding (Details) - ¥ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Share Options Outstanding [Abstract]
Number of share options, At the beginning	325,357	325,357
Average exercise price per share option, At the beginning	¥ 324.02	¥ 324.02
Number of share options, Granted during the period
Average exercise price per share option, Granted during the period
Number of share options, Forfeited during the period
Average exercise price per share option, Forfeited during the period
Number of share options, Exercised during the period
Average exercise price per share option, Exercised during the period
Number of share options, Expired during the period
Average exercise price per share option, Expired during the period
Number of share options, At the ending	325,357	325,357
Average exercise price per share option, At the ending	¥ 324.02	¥ 324.02